Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Loss before income taxes	$ (66,710,410)	$ (10,505,375)	$ (2,354,113)
Statutory rate	27.00%	27.00%	27.00%
Expected income tax	$ (18,011,811)	$ (2,836,451)	$ (635,611)
Effect of different tax rates in foreign jurisdictions	(2,005,959)	(83,891)	5,281
Non-deductible share-based payments	218,741	399,087	505,116
Other permanent items	2,484,720	1,838,169	(620,413)
Change in deferred tax assets not recognized	15,403,428	2,471,723	733,447
Share issuance costs			(331,660)
True-ups and other	(1,179,327)	(447,452)	657,981
Deferred income tax (recovery) expense	$ (3,090,208)	$ 1,341,185	$ 314,141